Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 28,338,706	¥ 26,245,969
Short-term and long-term debt	¥ 29,380,273	¥ 26,496,358